COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
15)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of September 30, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $90 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”) and a substantially similar action was filed in January 2013 entitled Sanford et al. v. AXA Equitable FMG (“Sanford Litigation”). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), for alleged excessive fees paid to AXA Equitable Life and AXA Equitable FMG for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable Life and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable Life and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court’s trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court’s decision to the U.S. Court of Appeals for the Third Circuit. In July 2018, the U.S. Court of Appeals for the Third Circuit affirmed the District Court’s decision, and that decision is now final because the plaintiffs failed to file a further appeal.

In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable Life variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable Life’s Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable Life breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In April 2018, the Superior Court of New Jersey Appellate Division affirmed the trial court’s decision. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable’s notification to the court that it would not file a petition for writ of certiorari. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to AXA Equitable Life’s COI increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek (a) compensatory damages, costs, and, pre- and post-judgment interest, (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class, and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal individual actions challenging the COI increase are also pending against AXA Equitable Life and have been consolidated with the Brach matter for the purposes of coordinating pre-trial activities. They contain similar allegations as those in Brach as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three state individual actions are also pending against AXA Equitable Life in New York and Virginia. We are in various stages of motion practice and are vigorously defending each of these matters.

Lease obligations

The liabilities associated with the Company’s lease obligations were as follows:

	Nine Months Ended September 30,	Year Ended December 31,
	2018	2017
	(in millions)
Leases
Balance, beginning of year	$165	$170
Expense incurred	7	29
Deferred rent	2	10
Payments made	(40)	(48)
Interest accretion	3	4

Balance, end of period	$137	$165

Obligation under funding agreements

As a member of the FHLBNY, AXA Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. AXA Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. For other instruments used for asset liability management purposes see “Derivative and offsetting assets and liabilities” included in Note 3. Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets.

	Outstanding balance at end of period	Maturity of Outstanding balance	Issued during the period	Repaid during the period
	(in millions)
September 30, 2018
Short-term FHLBNY funding agreements	$500	less than one month	$4,500	$4,500
Long-term FHLBNY funding agreements	1,621	less than 4 years	—	—
	98	Less than 5 years	—	—
	781	Greater than 5 years	—	—

Total long-term funding agreements	2,500		$—	—

Total FHLBNY funding agreements at September 30, 2018	$3,000		$4,500	$4,500

December 31, 2017:
Short-term FHLBNY funding agreements	$500	Less than one month	$6,000	$6,000
Long-term FHLBNY funding agreements	1,244	Less than 4 years	324	—
	377	Less than 5 years	303	—
	879	Greater than 5 years	135	—

Total long-term funding agreements	2,500		762	—

Total FHLBNY funding agreements at December 31, 2017	$3,000		$6,762	$6,000

Credit Facilities and Notes

In February 2018, Holdings entered into the following credit facilities: (i) a $3.9 billion two-year senior unsecured delayed draw term loan agreement; (ii) a $500 million three-year senior unsecured delayed draw term loan agreement; and (iii) a $2.5 billion five-year senior unsecured revolving credit facility with a syndicate of banks. The revolving credit facility has a sub-limit of $1.5 billion for letters of credit issued to support our life insurance business reinsured by EQ AZ Life Re following the GMxB Unwind and to support the third-party GMxB variable annuity business reinsured by CS Life RE.

In April 2018, the Company terminated the $3.9 billion two-year term loan agreement, and, in May 2018, the Company borrowed $300 million under the three-year term loan agreement and the remaining $200 million capacity was terminated at IPO. In April, the Company had $125 million and $800 million of undrawn letters of credit issued out of the $1.5 billion sub-limit for ACS Life and AXA Equitable Life, respectively, as beneficiaries.

Letters of Credit

In addition to the letters of credit issued under the $2.5 billion revolving credit facility, $1.9 billion of undrawn letters of credit were issued, including $1.9 billion related to reinsurance assumed by EQ AZ Life Re from AXA Equitable Life, USFL and MLOA at September 30, 2018.

Other Commitments

The Company had $796 million (including $233 million with affiliates) and $379 million of commitments under equity financing arrangements to certain limited partnership and existing mortgage loan agreements, respectively, at September 30, 2018.

16)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $90 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”) and a substantially similar action was filed in January 2013 entitled Sanford et al. v. AXA Equitable FMG (“Sanford Litigation”). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), for alleged excessive fees paid to AXA Equitable Life and AXA Equitable FMG for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable Life and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable Life and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court’s trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court’s decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable Life (the “Policies”). The complaint alleges that AXA Equitable Life did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable Life to misrepresent its “financial condition” and “legal reserve system.” The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable Life’s motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with “Guaranteed Benefits Insurance Riders,” entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable Life, and that decision is now final because the plaintiffs failed to file a further appeal.

In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable Life variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable Life’s Separate Accounts, which were subsequently subjected to the volatility-management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable Life breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable Life, which were subsequently subjected to the volatility-management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. We are vigorously defending these matters.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable Life’s COI increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable Life made misrepresentations in violation of Section 4226 of the New York Insurance Law (“Section 4226”). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable Life’s response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable Life in federal or state courts. Within that group, all of the outstanding federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

Debt Maturities

At December 31, 2017, aggregate maturities of the long-term debt, based on required principal payments at maturity were $0 million for the next four successive years and $552 million thereafter.

At December 31, 2017, aggregate maturities of the loans from affiliates, based on required principal payments at maturity were $1,092 million for 2018, $0 million for 2019, $770 million in 2020 and $1,760 million for years 2021 and thereafter.

Leases

The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

Obligations under Funding Agreements

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. The Company has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4.5 billion, as of December 31, 2017. The Company issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. The Company issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 3. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

	Outstanding balance at end of period	Maturity of Outstanding balance	Issued during the period	Repaid during the period
	(in millions)
December 31, 2017:
Short-term FHLBNY funding agreements	$500	less than one month	$6,000	$6,000
Long-term FHLBNY funding agreements	1,244	less than 4 years	324	—
	377	Less than 5 years	303	—
	879	greater than five years	135	—

Total long term funding agreements	2,500		762	—

Total FHLBNY funding agreements at December 31, 2017	$3,000		$6,762	$6,000

December 31, 2016:
Short-term FHLBNY funding agreements	$500	less than one month	$6,000	$6,000
Long-term FHLBNY funding agreements	58	less than 4 years	58	—
	862	Less than 5 years	862	—
	818	greater than five years	818	—

Total long term funding agreements	1,738		1,738	—

Total FHLBNY funding agreements at December 31, 2016	$2,238		$7,738	$6,000

(1)

The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 and contractual obligation value for 2017 reflects the impact of a hedge implemented to lock in the funding agreements borrowing rate.

Restructuring

As part of the Company’s on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015 respectively, the Company recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The restructuring costs, included in other operating expenses and liabilities, included in other liabilities, associated with the Company’s initiatives were as follows:

	December 31,
	2017	2016
	(in millions)
Severance
Balance, beginning of year	$22	$11
Additions	17	20
Cash payments	(14)	(9)
Other reductions	(2)	—

Balance, end of year	$23	$22

	December 31,
	2017	2016
	(in millions)
Leases
Balance as of January 1, 2017	$170	$190
Expense incurred	29	12
Deferred rent	10	5
Payments made	(48)	(42)
Interest accretion	4	5

Balance as of end of period	$165	$170

In addition to the above, in an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2017, AB recorded new real estate charges of $37 million, resulting from new charges of $40 million relating to the further consolidation of office space at AB’s New York offices, offset by changes in estimates related to previously recorded real estate charges of $4 million, which reflects the shortening of the lease term of AB’s corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company’s consolidated Statements of income (loss).

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $756 million (including $234 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $4,489 million of undrawn letters of credit, including $4,260 million at AXA Arizona RE related to reinsurance assumed from AXA Equitable Life, USFL and MLOA at December 31, 2017. Holdings had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

AXA Equitable Life, USFL and MLOA receive statutory reserve credits for reinsurance treaties with AXA Arizona RE to the extent AXA Arizona holds assets in an irrevocable trust (the “Trust”) ($10.4 billion at December 31, 2017) and/or letters of credit ($4.3 billion at December 31, 2017). These letters of credit are guaranteed by AXA or AXA Financial. Under the reinsurance transactions, AXA Arizona RE is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona RE fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona RE’s liquidity.

In addition, AXA Arizona RE utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Arizona RE’s liquidity.

AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for SCB LLC’s three uncommitted lines of credit.

AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, SCBL and AllianceBernstein Holdings (Cayman) Ltd. (“AB Cayman”). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

AB also has two smaller guarantees with a commercial bank totaling approximately $2 million, under which it guarantees certain obligations in the ordinary course of business of one of its foreign subsidiaries.

During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2017, AB had funded all of this commitment.

During 2010, as general partner of the AB U.S. Real Estate L.P. (the “Real Estate Fund”), AB committed to invest $25 million in the Real Estate Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. (“Real Estate Fund II”), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment.

During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.